Organization - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 184,786,337	$ 26,876,059	¥ 589,303,416	¥ 83,026,593
Net cash used in investing activities	(1,638,647,370)	(238,331,376)	(162,905,838)	(272,038,829)
Net cash provided by financing activities	4,091,130,023	595,030,182	685,689,204	187,146,514
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	129,762,525	18,873,176	589,303,416	83,026,593
Net cash used in investing activities	(1,474,496,320)	(214,456,595)	(162,905,838)	(272,038,829)
Net cash provided by financing activities	¥ 2,253,082,674	$ 327,697,284	¥ 685,689,204	¥ 187,146,514